Condensed consolidated balance sheet (unaudited) - EUR (€) € in Millions		Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Non-current assets
Goodwill		€ 885	€ 510	€ 531
Intangible assets		764	731	716
Property, plant and equipment		2,600	2,306	2,258
Pension asset for funded schemes in surplus		91	78	40
Deferred tax assets		468	520	126
Other non-current assets		196	186	29
Total non-current assets		5,004	4,331	3,700
Current assets
Inventories		1,114	873	1,054
Trade and other current receivables		3,019	1,790	1,388
Current tax assets		55	45	8
Cash and cash equivalents		577	441	49
Assets held for sale				3
Other financial assets		41	8
Total current assets		4,806	3,157	2,502
Total assets		9,810	7,488	6,202
Non-current liabilities
Financial liabilities		3,473	3,311	260
- Funded schemes in deficit		2	1	1
- Unfunded schemes		68	75	87
Provisions due after more than one year		40	31	40
Deferred tax liabilities		218	206	262
Other non-current liabilities		130	124	10
Total non-current liabilities		3,931	3,748	660
Current liabilities
Financial liabilities due within one year		372	105	89
Trade payables and other current liabilities		4,283	2,921	2,535
Current tax liabilities		79	42	20
Provisions		23	39	35
Liabilities held for sale				1
Total current liabilities		4,757	3,107	2,680
Total liabilities		8,688	6,855	3,340
Equity
Shareholders' equity	[1]	1,081	625	2,835
Non-controlling interests		41	8	27
Total equity		1,122	633	2,862
Total liabilities and equity		€ 9,810	€ 7,488	€ 6,202

[1]	In the H1 2025 condensed combined carve-out financial statements this is referenced as Net Parent Investment